Business Segments (Reconciliation of Operating Profit (Loss) from Segments to Condensed Consolidated Statements of Income) (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2017	Sep. 30, 2016
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Operating profit	¥ 688,800	¥ 716,200
Credit for credit losses	186,568	58,681
Foreign exchange gains-net	(3,025)	(20,704)
Trading account profits (losses)-net	69,428	284,845
Equity in earnings of equity method investees-net	88,717	128,468
Income before income tax expense	1,014,434	1,005,788
Reconciliation [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Operating profit	689,000	716,000
Credit for credit losses	187,000	59,000
Foreign exchange gains-net	23,000	1,000
Trading account profits (losses)-net	(50,000)	105,000
Equity investment securities gains-net	95,000	73,000
Debt investment securities losses-net	(5,000)	(36,000)
Equity in earnings of equity method investees-net	89,000	128,000
Other-net	(14,000)	(40,000)
Income before income tax expense	¥ 1,014,000	¥ 1,006,000